Disclosure of detailed information about asset acquisition (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) shares
Goldrush Resources Ltd. [Member]
Statement [Line Items]
Acquisition Disclosure Of Detailed Information About Asset Acquisition 1 | shares	11,950,223
Acquisition Disclosure Of Detailed Information About Asset Acquisition 2	$ 4,780,089
Acquisition Disclosure Of Detailed Information About Asset Acquisition 3	101,515
Acquisition Disclosure Of Detailed Information About Asset Acquisition 4	$ 4,881,604
Clifton Star Resources Inc. [Member]
Statement [Line Items]
Acquisition Disclosure Of Detailed Information About Asset Acquisition 1 | shares	48,209,962
Acquisition Disclosure Of Detailed Information About Asset Acquisition 2	$ 19,766,084
Acquisition Disclosure Of Detailed Information About Asset Acquisition 3	528,208
Acquisition Disclosure Of Detailed Information About Asset Acquisition 4	221,975
Acquisition Disclosure Of Detailed Information About Asset Acquisition 5	$ 20,516,267
Pitt Gold Property [Member]
Statement [Line Items]
Acquisition Disclosure Of Detailed Information About Asset Acquisition 1 | shares	2,535,293
Acquisition Disclosure Of Detailed Information About Asset Acquisition 2	$ 1,749,352
Acquisition Disclosure Of Detailed Information About Asset Acquisition 3	250,000
Acquisition Disclosure Of Detailed Information About Asset Acquisition 4	48,434
Acquisition Disclosure Of Detailed Information About Asset Acquisition 5	$ 2,047,786
Cameron Gold Project [Member]
Statement [Line Items]
Acquisition Disclosure Of Detailed Information About Asset Acquisition 1 | shares	32,260,836
Acquisition Disclosure Of Detailed Information About Asset Acquisition 2	$ 25,808,669
Acquisition Disclosure Of Detailed Information About Asset Acquisition 3	151,386
Acquisition Disclosure Of Detailed Information About Asset Acquisition 4	$ 25,960,055
Tamaka Gold Corporation [Member]
Statement [Line Items]
Acquisition Disclosure Of Detailed Information About Asset Acquisition 1 | shares	92,475,689
Acquisition Disclosure Of Detailed Information About Asset Acquisition 2	$ 69,356,767
Acquisition Disclosure Of Detailed Information About Asset Acquisition 3	2,928,241
Acquisition Disclosure Of Detailed Information About Asset Acquisition 4	8,633,830
Acquisition Disclosure Of Detailed Information About Asset Acquisition 5	2,643,915
Acquisition Disclosure Of Detailed Information About Asset Acquisition 6	$ 83,562,753